Revenue from Contracts with Customers - Schedule of Revenue Disaggregation By Type of Services (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Total revenue	$ 5,126,250	$ 3,382,432
Payment Processing (Fintech) [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,913,450	1,257,270
Regulatory Technology (RegTech) [Member]
Disaggregation of Revenue [Line Items]
Total revenue	2,288,747	1,801,730
Robotic Process Automation (RPA) [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 924,053	$ 323,432